PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$9,361	$8,328
Leasehold improvements	6,310	6,365
Furniture and fixtures	2,125	2,266
Construction in progress	721	90
Total property and equipment	18,517	17,049
Less: accumulated depreciation	(13,228)	(10,848)
Total property and equipment, net	$5,289	$6,201
The aggregate depreciation expense for property and equipment, net is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the years ended December 31, 2021, 2020, and 2019, depreciation expense was $2.8 million, $2.8 million, and $2.6 million, respectively. No impairment charges or material write-offs were recorded for the years ended December 31, 2021, 2020, and 2019.
Property and equipment, net by region consists of the following:

	December 31, 2021	December 31, 2020
United States	$1,672	$2,098
EMEA(1)	2,813	3,436
All other regions and countries	804	667
Total property and equipment, net	$5,289	$6,201

(1)Europe, Middle East, and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.